Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Depreciation [Line Items]
Depreciation of property, plant and equipment	$ 110,072	$ 90,980	$ 81,139
Oil and gas properties [Member]
Disclosure Of Depreciation [Line Items]
Depreciation of property, plant and equipment	95,369	76,720	66,011
Production facilities and machinery [Member]
Disclosure Of Depreciation [Line Items]
Depreciation of property, plant and equipment	12,896	12,244	12,468
Buildings and improvements
Disclosure Of Depreciation [Line Items]
Depreciation of property, plant and equipment	503	672	700
Furniture, equipment and vehicles [Member]
Disclosure Of Depreciation [Line Items]
Depreciation of property, plant and equipment	1,304	1,344	1,960
Productive assets [Member]
Disclosure Of Depreciation [Line Items]
Depreciation of property, plant and equipment	108,265	88,964	78,479
Administrative assets [Member]
Disclosure Of Depreciation [Line Items]
Depreciation of property, plant and equipment	$ 1,807	$ 2,016	$ 2,660